Risk management and financial instruments - Realized and Unrealized Gains and Losses (Details) - (Loss)/gain recognized relating to derivative financial instruments - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ 5	$ 1
Interest rate cap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	0	(2)
Archer convertible debt instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ 5	$ 3